AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED NOVEMBER 6, 2013

TO THE

PROSPECTUS DATED MARCH 1, 2013

AS SUPPLEMENTED THROUGH OCTOBER 15, 2013

FUSION FUND

(the “Fund”)

(TICKER SYMBOLS:  AFFSX, AFFAX)

The Board of Trustees of the American Independence Funds Trust (the “Trust’s Board”), after careful consideration, approved the termination of the current Sub-Advisory Agreement between American Independence Financial Services, LLC (“American Independence”) and Eddystone Capital, LLC (“Eddystone”). American Independence provided notice to Eddystone of such termination, which is effective as of the end of business on November 14, 2013. American Independence recommended to the Board that Robert Shea, a portfolio manager with American Independence, assume the management of the Fund.

Effective November 15, 2013, Robert Shea will serve as the Portfolio Manager of the Fusion Fund replacing the current team of Francis J. Ledwidge and Timothy D. Voake from Eddystone. To reflect this change, the Prospectus is updated as follows:

1.  Under “FUND SUMMARY”, the sub-section entitled “Portfolio Management,” is replaced in its entirety with the following:

Investment Adviser. The investment adviser for the Fund is American Independence Financial Services, LLC.

The portfolio manager responsible for the day-to-day management of the Fund is shown below:

Manager Name	Primary Title	Managed the Fund Since
Robert Shea	Portfolio Manager	2013

2.  Under “Fund Management” in the section “MORE ABOUT THE FUNDS”, the following information is added as the last paragraph under “Portfolio Managers”:

Fusion Fund

Robert Shea, Portfolio Manager. Mr. Shea joined American Independence in 2013 as an investment manager for the firm’s long/short strategy. Prior to joining American Independence, Mr. Shea was a Portfolio Manager and Trader at Tegean Capital Management, from February 2011 through June 2013, where he was an integral part of funds investment process. From January 2009 through February 2011, Mr. Shea was Vice Chairman and Co-Portfolio Manager at JAForlines Global. Prior to JAForlines Global, Mr. Shea was a Founder, Managing Partner and Co-Chief Investment Officer of Asia Source Capital, an investment fund based in the U.S. and Singapore with an investment thesis focused on Greater China. Mr. Shea was with Asia Source Capital from May 2006 through January 2009. Mr. Shea also has over 14 years at Goldman Sachs as partner in Cash Equity Trading and Sector Based Proprietary Trading and served on the firm’s Equity Division Risk and Global Trading Committee. Mr. Shea earned his B.S. in Finance from St. Johns University.

3.  Under “Fund Management” in the section “MORE ABOUT THE FUNDS” the information for Fusion Fund under “Sub-Advisers” is stricken in its entirety.

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AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED NOVEMBER 6, 2013

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2013

AS AMENDED THROUGH OCTOBER 15, 2013

FUSION FUND

(the “Fund”)

(TICKER SYMBOLS:  AFFSX, AFFAX)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

The Board of Trustees of the American Independence Funds Trust (the “Trust’s Board”), after careful consideration, approved the termination of the current Sub-Advisory Agreement between American Independence Financial Services, LLC (“American Independence”) and Eddystone Capital, LLC (“Eddystone”). American Independence provided notice to Eddystone of such termination, which is effective as of the end of business on November 14, 2013. American Independence recommended to the Board that Robert Shea, a portfolio manager with American Independence, assume the management of the Fund.

Effective November 15, 2013, Robert Shea will serve as the Portfolio Manager of the Fusion Fund replacing the current team of Francis J. Ledwidge and Timothy D. Voake from Eddystone. To reflect this change, the SAI is updated as follows:

1.   Under the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES”, the following sub-sections are amended as follows:

a.  Under  Investment Adviser, in the section on Advisory Agreement and Fees, the table showing the sub-advisory fees that American Independence pays to the Sub-Advisers from the Advisory Fees received shall be updated to remove the information on the Fusion Fund.

b.  Under Sub-Advisers, the first paragraph is replaced in its entirety with the following:

American Independence has engaged three sub-advisers to assist in the daily management of the Funds’ portfolios. The International Alpha Strategies Fund is sub-advised by Security Investors, LLC, which operates as Guggenheim Investments (“Guggenheim Investments”).  The Strategic Income Fund is sub-advised by HighMark Capital, Inc. (“HighMark”). The Core Plus Fund is sub-advised by Boyd Watterson Asset Management, LLC (“Boyd Watterson”). The U.S. Inflation-Indexed Fund is sub-advised by Fischer Francis Trees & Watts, Inc. (“FFTW”).

c.  Also under Sub-Advisers, the two paragraphs at the end of the section on Eddystone Capital, LLC is stricken in its entirety.

2.   Under the section entitled “PORTFOLIO MANAGER INFORMATION”, the following sub-sections are amended as follows:

a. The information for Fusion Fund under Portfolio Managers shall be replaced in its entirety with the following:

Fusion Fund (American Independence):

Robert Shea, Portfolio Manager. Mr. Shea joined American Independence in 2013 as an investment manager for the firm’s long/short strategy. Prior to joining American Independence, Mr. Shea was a Portfolio Manager and Trader at Tegean Capital Management, from February 2011 through June 2013, where he was an integral part of funds investment process. From January 2009 through February 2011, Mr. Shea was Vice Chairman and Co-Portfolio Manager at JAForlines Global. Prior to JAForlines Global, Mr. Shea was a Founder, Managing Partner and Co-Chief Investment Officer of Asia Source Capital, an investment fund based in the U.S. and Singapore with an investment thesis focused on Greater China. Mr. Shea was with Asia Source Capital from May 2006 through January 2009. Mr. Shea also has over 14 years at Goldman Sachs as partner in Cash Equity Trading and Sector Based Proprietary Trading and served on the firm’s Equity Division Risk and Global Trading Committee. Mr. Shea earned his B.S. in Finance from St. Johns University.

b.  Under the section Beneficial Ownership by Portfolio Manager, information for Francis Ledwidge and Timothy Voake shall be stricken from the table and the following information added for Robert Shea:

Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All of the Fund Family
None*	None*

*Information provided as of October 31, 2013

c.  Under the section Account Management Disclosures, information for Francis Ledwidge and Timothy Voake shall be stricken from the table and the following information, as of October 31, 2013, shall be added for Robert Shea:

Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
No. of Accts.*	Total Assets*	No. of Accts.	Total Assets	No. of Accts.	Total Assets
1	$4,647,822	0	$0	0	$0

*The information provided for number and total assets of Registered Investment Companies is based on the Fusion Fund as of October 31, 2013; however, Mr. Shea began managing the Fund effective November 15, 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE